Risk Management and Fair Value Measurements: (Tables)	6 Months Ended
Jun. 30, 2022
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2022, are as follows:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$6,241	$6,241
Trade accounts receivable	$5,265	$5,265
Trade accounts payable	$5,590	$5,590
Long-term debt with variable interest rates, net	$68,850	$68,850
Promissory note with non-variable interest rate*	$6,000	$5,971
Due to related parties	$5,659	$5,659

*	As at June 30, 2022, the carrying value and the theoretical fair value of the promissory note was $6,000 and $5,971, respectively.

Schedule of Financial Derivative Instrument Location
	December 31,	June 30,
Consolidated Balance Sheets – Location	2021	2022
Financial derivative instrument – Other non-current assets	$74	$394

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Income / (Loss) – Location	Six months ended June 30,
	2021	2022
Financial derivative instrument – Fair value at the beginning of the period	$—	$74
Financial derivative instrument – Additions of the period	—	—
Financial derivative instrument – Fair value as at period end	—	394
Gain from financial derivative instrument	$—	$320